Derivative Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net effect of the cross-currency swaps	$ 3,400
Amount offset against exchange rate difference	2,000
Amount offset against interest expenses	$ 1,400